Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net revenue	$ 2,058	$ 80	$ 3,488	$ 791
Costs and expenses
Cost of revenue	1,327	285	2,608	1,188
Research and development	1,369	3,159	4,328	9,209
Selling, general and administrative	8,710	6,375	31,731	21,198
Loss from operations	(9,348)	(9,739)	(35,179)	(30,804)
Interest expense	127	309	1,232	1,186
Change in fair value of earnout liability	(661)		(30,599)
Change in fair value of PIPE make-whole liability	310		(122)
Change in fair value of private warrants	(68)		412
Change in fair value of SAFEs		(30)	10	528
Merger-related transaction costs expensed			4,009
Other non-operating losses, net	128		1,177
Loss before income taxes	(9,184)	(10,018)	(11,298)	(32,518)
Provision (benefit) for income taxes	(1,505)	(14)	(2,801)	18
Net loss and comprehensive loss	(7,679)	(10,004)	(8,497)	(32,536)
Deemed dividend from warrant price adjustment			661
Net loss available to common stockholders	$ (7,679)	$ (10,004)	$ (9,158)	$ (32,536)
Net loss per common share:
Basic (in Dollars per share)	$ (0.25)	$ (0.65)	$ (0.35)	$ (2.34)
Diluted (in Dollars per share)	$ (0.25)	$ (0.65)	$ (0.36)	$ (2.34)
Weighted-average common shares outstanding:
Basic (in Shares)	30,552,063	15,335,373	26,350,138	13,907,357
Diluted (in Shares)	30,552,063	15,335,373	26,411,020	13,907,357